Recent Accounting Pronouncements and Significant Accounting Policies, Dry-Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dry-Docking Costs [Abstract]
Unamortized dry-docking costs	$ 2,386	$ 1,798
Loss / (gain) on vessels' sale	0	15,683	$ 9,543
Tanker Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs	$ 548	571	544
Loss / (gain) on vessels' sale		$ 651	$ 562